   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 10, 2006.

                                                             FILE NO. 333-101954

                                                                       811-04972

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 15                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 258                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 10, 2006, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a
/ /    previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information (including all financial statements) for Hartford Leaders Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on August 1, 2006, and declared effective on August 14, 2006.

Supplements to the Prospectus and Statement of Additional Information for Hartford Leaders Outlook variable annuity, dated October 10, 2006, are included in Part A and Part B of this Post-Effective Amendment No. 15.

The Prospectus and Statement of Additional Information (including all financial statements) for Nations Outlook Variable Annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on August 1, 2006, and declared effective on August 14, 2006.

A Supplement to the Prospectus for Nations Outlook Variable Annuity, dated October 10, 2006, is included in Part A of this Post-Effective Amendment No. 15.

The Prospectus and Statement of Additional Information (including all financial statements) for Huntington Hartford Leaders Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on August 1, 2006, and declared effective on August 14, 2006.

Supplements to the Prospectus and Statement of Additional Information for Huntington Hartford Leaders Outlook variable annuity, dated October 10, 2006, are included in Part A and Part B of this Post-Effective Amendment No. 15.

The Prospectus and Statement of Additional Information (including all financial statements) for Classic Hartford Leaders Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on August 1, 2006, and declared effective on August 14, 2006.

Supplements to the Prospectus and Statement of Additional Information for Classic Hartford Leaders Outlook variable annuity, dated October 10, 2006, are included in Part A and Part B of this Post-Effective Amendment No. 15.

The Prospectus and Statement of Additional Information (including all financial statements) for Wells Fargo Leaders Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on August 1, 2006, and declared effective on August 14, 2006.

Supplements to the Prospectus and Statement of Additional Information for Wells Fargo Leaders Outlook variable annuity, dated October 10, 2006, are included in Part A and Part B of this Post-Effective Amendment No. 15.

The Prospectus and Statement of Additional Information (including all financial statements) for Hartford Leaders Select Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on August 1, 2006, and declared effective on August 14, 2006.

Supplements to the Prospectus and Statement of Additional Information for Hartford Leaders Select Outlook variable annuity, dated October 10, 2006, are included in Part A and Part B of this Post-Effective Amendment No. 15.

The Prospectus and Statement of Additional Information (including all financial statements) for Hartford Select Leaders Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-101954), as filed on August 1, 2006, and declared effective on August 14, 2006.

Supplements to the Prospectus and Statement of Additional Information for Hartford Select Leaders Outlook variable annuity, dated October 10, 2006, are included in Part A and Part B of this Post-Effective Amendment No. 15.

                                     PART A

               HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
          HUNTINGTON HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
           CLASSIC HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
               WELLS FARGO LEADERS OUTLOOK (SERIES I, IR AND II)
                        HARTFORD LEADERS SELECT OUTLOOK
                  HARTFORD SELECT LEADERS OUTLOOK (SERIES III)

              SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS

THE FUND EXPENSE INFORMATION FOR THE AMERICAN FUNDS IN THE ANNUAL FUND OPERATING EXPENSES TABLE IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                      12B-1                         TOTAL                             TOTAL NET
                                                  DISTRIBUTION                     ANNUAL          CONTRACTUAL         ANNUAL
                                                     AND/OR                         FUND         FEE WAIVERS OR         FUND
                                    MANAGEMENT      SERVICING        OTHER        OPERATING          EXPENSE          OPERATING
FUND                                   FEES           FEES         EXPENSES       EXPENSES       REIMBURSEMENTS       EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation         0.34%          0.25%          0.01%          0.60%  *           N/A              0.60%
 Fund --Class 2
American Funds Blue Chip Income         0.44%          0.25%          0.01%          0.70%  *           N/A              0.70%
 and Growth Fund -- Class 2
American Funds Bond Fund -- Class       0.43%          0.25%          0.01%          0.69%  *           N/A              0.69%
 2
American Funds Global Growth Fund       0.58%          0.25%          0.04%          0.87%  *           N/A              0.87%
 -- Class 2
American Funds Global Growth and        0.69%          0.25%          0.04%  **      0.98%  *           N/A              0.98%
 Income Fund -- Class 2
American Funds Global Small             0.74%          0.25%          0.05%          1.04%  *           N/A              1.04%
 Capitalization Fund -- Class 2
American Funds Growth Fund --           0.33%          0.25%          0.02%          0.60%  *           N/A              0.60%
 Class 2
American Funds Growth-Income Fund       0.28%          0.25%          0.01%          0.54%  *           N/A              0.54%
 - - Class 2
American Funds International Fund       0.52%          0.25%          0.05%          0.82%  *           N/A              0.82%
 --Class 2
American Funds New World Fund --        0.84%          0.25%          0.08%          1.17%  *           N/A              1.17%
 Class 2

THE FOLLOWING FOOTNOTES ARE ADDED AT THE END OF THE FOOTNOTES FOLLOWING THE ANNUAL FUND OPERATING EXPENSES TABLE:

* The Series investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning, April 1, 2005, this waiver increased to 10% and will continue at this level until further review.

**  Based on estimated amounts for the current fiscal year.

IN "SECTION 7.D. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" IS DELETED.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE FIRST SENTENCE OF THE SIXTH PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED AND REPLACED WITH THE
FOLLOWING:

     IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE LAST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF MASSACHUSETTS IS DELETED AND REPLACED WITH THE FOLLOWING:

MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or until the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later, for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE THIRD PARAGRAPH UNDER THE STATE OF NEW YORK IS DELETED AND REPLACED WITH THE FOLLOWING:

For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF OREGON IS DELETED AND REPLACED WITH THE FOLLOWING:

OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core and Plus Contracts and six years for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE FOLLOWING PARAGRAPH SHOULD BE ADDED:

ALABAMA, MARYLAND, MASSACHUSETTS AND OREGON -- THE ANNUITY COMMENCEMENT DATE FOR PLUS CONTRACTS IS THE LATER OF AGE 90 OR 12 YEARS FROM THE DATE OF CONTRACT ISSUANCE.

UNDER APPENDIX I, THE ASSUMED AGE OF THE COVERED LIFE IN EXAMPLES 11 AND 12 UNDER THE EXAMPLES FOR "THE HARTFORD'S LIFETIME INCOME FOUNDATION" AND "THE HARTFORD'S LIFETIME INCOME BUILDER II" IS 74.

EFFECTIVE NOVEMBER 6, 2006, THE FOLLOWING INFORMATION IS ADDED TO YOUR
PROSPECTUS:

THE FOLLOWING FUND EXPENSE INFORMATION IS ADDED IN ALPHABETICAL ORDER TO THE "ANNUAL FUND OPERATING EXPENSES" TABLE:

                                                      12B-1                                                           TOTAL NET
                                                  DISTRIBUTION                  TOTAL ANNUAL       CONTRACTUAL         ANNUAL
                                                     AND/OR                         FUND         FEE WAIVERS OR         FUND
                                    MANAGEMENT      SERVICING        OTHER        OPERATING          EXPENSE          OPERATING
FUND                                   FEES           FEES         EXPENSES       EXPENSES       REIMBURSEMENTS       EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Bond Fund         0.57%  *       0.25%          0.04%  **      0.86%              N/A              0.86%
 -- Class 2

THE FOLLOWING FUND INFORMATION IS ADDED IN ALPHABETICAL ORDER TO THE TABLE UNDER THE SECTION ENTITLED "THE FUNDS:"

AMERICAN FUNDS GLOBAL BOND FUND SUB-ACCOUNT   Capital Research and Management Company     Seeks to provide you, over the long term,
 which purchases Class 2 shares of the                                                    with a high level of total return as
 Global Bond Fund of American Funds                                                       consistent with prudent management, by
 Insurance Series (also known as American                                                 investing primarily in investment grade
 Variable Insurance Series)                                                               bonds issued by entities based around the
                                                                                          world and denominated in various
                                                                                          currencies, including U.S. dollars

THE FOLLOWING INFORMATION IS ADDED AS THE LAST SENTENCE IN THE LAST PARAGRAPH OF "APPENDIX II -- ACCUMULATION UNIT VALUES:"

There is no information for the American Funds Global Bond Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6039

           NATIONS OUTLOOK VARIABLE ANNUITY (SERIES II, IIR AND III)

              SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" IS DELETED.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE FIRST SENTENCE OF THE SIXTH PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED AND REPLACED WITH THE
FOLLOWING:

     IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE LAST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF MASSACHUSETTS IS DELETED AND REPLACED WITH THE FOLLOWING:

MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or until the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later, for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE THIRD PARAGRAPH UNDER THE STATE OF NEW YORK IS DELETED AND REPLACED WITH THE FOLLOWING:

For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF OREGON IS DELETED AND REPLACED WITH THE FOLLOWING:

OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core and Plus Contracts and six years for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE FOLLOWING PARAGRAPH SHOULD BE ADDED:

ALABAMA, MARYLAND, MASSACHUSETTS AND OREGON -- The Annuity Commencement Date for Plus Contracts is the later of age 90 or 12 years from the date of Contract issuance.

UNDER APPENDIX I, THE ASSUMED AGE OF THE COVERED LIFE IN EXAMPLES 11 AND 12 UNDER THE EXAMPLES FOR "THE HARTFORD'S LIFETIME INCOME FOUNDATION" AND "THE HARTFORD'S LIFETIME INCOME BUILDER II" IS 74.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6042

                                     PART B

               HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
          HUNTINGTON HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
           CLASSIC HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
               WELLS FARGO LEADERS OUTLOOK (SERIES I, IR AND II)
                        HARTFORD LEADERS SELECT OUTLOOK
                  HARTFORD SELECT LEADERS OUTLOOK (SERIES III)

  SUPPLEMENT DATED OCTOBER 10, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING IS ADDED AS THE LAST SENTENCE IN THE LAST PARAGRAPH OF "ACCUMULATION UNIT VALUES:"

There is no information for the American Funds Global Bond Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

                  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

HV-6038

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    All financial statements are included in Part A and Part B of the
       Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(7)
       (8)    Form of Fund Participation Agreement.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement on Form N-4, File No. 333-70153, dated April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 4, to the Registration Statement on Form N-4, File No. 333-70153, dated September 15, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement on Form N-4, File No. 33-73570, dated April 29, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement on Form N-4, File No. 333-66343, dated February 8, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-66343, filed on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(8) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement on Form N-4, File No. 333-40414, filed on September 6, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriolax                 Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
David G. Bedard                     Senior Vice President
David A. Carlson                    Director of Taxes, Senior Vice President, Director*
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
John F. Kennedy                     Assistant Vice President
Diane Krajewski                     Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Sharon Roberts                      Vice President
Craig R. Raymond                    Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
John C. Walters                     Executive Vice President, Director*
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

* Denotes election to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement File No. 333-119414, filed on April 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of July 31, 2006, there were 78,345 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
David A. Carlson           Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello        Vice President and Secretary
Anthony Dowling            Chief Compliance Officer
Stephen T. Joyce           Senior Vice President
Thomas M. Marra            Director
Martin A. Swanson          Vice President
John C. Walters            Chief Executive Officer, Director
William D. Wilcox          Chief Legal Officer
Lizabeth H. Zlatkus        Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of October, 2006.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       Chief Executive Officer and                 Attorney-in-Fact
       Chairman of the Board, President*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       Chief Executive Officer and
       Chairman of the Board, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President and Deputy Chief
 Financial Officer, Director*
Michael L. Kalen, Executive Vice President, Director*
Glenn D. Lammey, Chief Financial Officer*
Thomas M. Marra, President, Chief Executive Officer and Chairman
 of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief Accounting
 Officer*
John C. Walters, Executive Vice President, Director*               *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Richard J. Wirth
  Director*                                                               Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  October 10, 2006
 Investment Officer, Director*

333-101954

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.